Loans & borrowings	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Loans & borrowings

25.	Loans & borrowings

The balance of €1.8 million reported under Loans and Borrowings in the consolidated statement of financial position reflects the carrying amount of convertible promissory notes originally issued by QIND. On a standalone basis, these instruments were recorded in their entirety as liabilities under U.S. GAAP.

For the purpose of Group consolidation under IFRS, these instruments have been reassessed and reclassified where relevant. Where applicable, the Group has disaggregated the instruments into their respective components, recognising:

●	a debt host liability measured at amortised cost,

●	a derivative financial liability (e.g. conversion features or embedded options) measured at fair value through profit or loss, and/or

●	an equity component, specifically, convertible note reserve

Following this reassessment, an amount of approximately €0.2 million was reclassified from Loans and Borrowings to derivative financial liabilities at 31 December 2025 (2024: €426K ) in respect of embedded conversion features that did not meet the “fixed-for-fixed” criterion under IAS 32. The corresponding movements are disclosed in Note 23.

In certain cases, the maturity dates of the convertible instruments had already passed as of the reporting date, and the instruments are no longer considered convertible in substance. These notes have therefore been treated as straight debt on the consolidated financial statements.

As at 31 December 2025, the convertible promissory notes issued by QIND had matured and remained unpaid. Failure to repay at maturity constitutes an event of default under the terms of the notes. No waivers or forbearance arrangements had been obtained as at the reporting date, and accordingly the full carrying amount of €1,757k is classified as current. Further details of the default, the consequences under the note terms, and the Group’s plans in respect of these obligations are set out in the Going Concern note.